Short Term Loans	12 Months Ended
Dec. 31, 2015
Short Term Loans [Abstract]
SHORT TERM LOANS

Note 8 – SHORT TERM LOANS

Short term loans and related guarantees are comprised of the following:

		December 31, 2015	December 31, 2014
	Guarantee	Balance	Balance
Bank of China, Tainan Branch	Taian Development District Taishan Venture Capital Co., Ltd, Gary Wang and Yongjie Yang	$-	$813,537
Shanghai Pudong Development Bank, Jinan Branch	Taian Hongze Investment Guarantee Co., Ltd and Gary Wang	-	1,627,075
Industrial Bank Co., Ltd., Taian Branch	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang	1,540,666	1,627,075
China Construction Bank, Yongchuan Branch	Chongqing Shuangye Financing Guarantee Co., Ltd, Taiying, Gary Wang and Yongjie Yang	-	1,301,660

Subtotal of bank loans		$1,540,666	$5,369,347

The annual interest rates of the short-term bank loans listed above ranged from 6.4% to 9.0%.

In addition to the short-term bank loans, the Company also entered into short term loan agreements with other third party individuals and companies for the years ended December 31, 2015, 2014 and 2013. For the year ended December 31, 2015, the Company borrowed $2,192,004 from one third party individual and three third party companies, and repaid an amount of $2,171,291. A loan with an amount of $965,018 was secured by certain fixed assets of Taiying and was charged with a monthly interest rate of 1.67%. The net carrying value of the fixed assets of Taiying pledged for the loan amounted to $2,493,055. As of December 31, 2015, this secured loan has been paid off. All other three loans are unsecured and bear an annual interest rate ranging from 0% to 10%. For the year ended December 31, 2014, the Company borrowed $2,017,122 from two third party individuals and three third party companies, and repaid an amount of $1,818,609. For the year ended December 31, 2013, the Company borrowed $4,314,014 from third party individuals and companies and repaid in full. For the years ended December 31, 2014 and 2013, all these loans are unsecured and bear no interest. The loans were borrowed primarily to pay off salaries and other payable related to the business operation. The balance of short term loans with third party individuals and companies other than the banks as of December 31, 2015 and 2014 was $207,813 and $198,513, respectively.

The interest expenses for the years ended December 31, 2015, 2014 and 2013 were $278,363, $552,894 and $468,823, respectively.